PROPERTY, PLANT AND EQUIPMENT AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Property Plant And Equipment And Intangible Assets [Abstract]
PROPERTY, PLANT AND EQUIPMENT AND INTANGIBLE ASSETS, NET [Text Block]

NOTE 11:- PROPERTY, PLANT AND EQUIPMENT AND INTANGIBLE ASSETS, NET

a. Property, Plant and equipment, net:

	Buildings and improvements	Greenhouse production equipment	Greenhouse structure	Computer, software and equipment	Motor vehicles	Total
Cost:

Balance at January 1, 2019	$78	$820	$683	$5	$18	$1,604
Additions during the year	577	679	174	167	—	1,597
Additions from business combination	1,074	—	—	—	—	1,074
Foreign currency translation	(54)	35	27	2	1	11

Balance, December 31, 2019	1,675	1,534	884	174	19	4,286
Additions during the year	705	1,123	648	95	44	2,615
Foreign currency translation	97	104	63	10	2	276

Balance December 31, 2020	2,477	2,761	1,595	279	65	7,177

Accumulated depreciation:

Balance at January 1, 2019	2	338	186	1	4	531
Depreciation during the year	44	181	87	25	3	340
Foreign currency translation	—	15	7	—	1	23

Balance, December 31, 2019	46	534	280	26	8	894
Depreciation during the year	132	350	147	52	9	690
Foreign currency translation	6	35	17	3	—	61

Balance, December 31, 2020	184	919	444	81	17	1,645

Net book value:

December 31, 2020	$2,293	$1,842	$1,151	$198	$48	$5,532

December 31, 2019	$1,629	$1,000	$604	$148	$11	$3,392

b. Intangible assets, net:

	Licenses*)	Other	Total

Cost:
Balance as of January 1, 2019	—	—	—
Initially consolidated company (see Note 6)	811	183	994
Disposals	—	—	—
Adjustments arising from translating financial statements from functional currency to presentation currency	20	—	20

Balance as of December 31, 2019	831	183	1,014
Purchases	—	93	93
Disposals	—	—	—
Fair value adjustment derived from final purchase price allocation	110	—	110
Adjustments arising from translating financial statements from functional currency to presentation currency	26	6	32

Balance as of December 31, 2020	967	282	1,249
Accumulated amortization and impairment:
Balance as of January 1, 2019	—	—	—
Amortization recognized in the year	125	—	125

Adjustments arising from translating financial statements from functional currency to presentation currency	—	—	—
Balance as of December 31, 2019	125	—	125
Amortization recognized in the year	—	31	31
Adjustments arising from translating financial statements from functional currency to presentation currency	—	1	1

Balance as of December 31, 2020	125	32	157

Amortized cost at December 31, 2019	706	183	889
Amortized cost at December 31, 2020	842	250	1,092

*) The licenses consist of GMP and GDP licenses. The GMP and GDP licenses have indefinite life.

c. Impairment of goodwill and intangible assets:

The recoverable amount of the intangible assets and the goodwill was determined based on the value in use which is calculated at the expected estimated future cash flows from Adjupharm, as determined according to the budget for the next three years and approved by the Company's management. The pre-tax discount rate of the cash flows is 12.15%. The projected cash flows for the period exceeding three years was estimated using a fixed growth rate of 2%, representing the long-term average growth rate as customary in Adjupharm's business.

Sensitivity analysis of changes in assumptions:

With respect to the assumptions used in determining the value in use of Adjupharm, management believes that there are no potential changes in the key assumptions which might lead to a significant increase in the carrying amount of Adjupharm over its recoverable amount.